UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2022

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

TABLE OF CONTENTS

Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
Water Island Event-Driven Fund
Portfolio Information	14
Portfolio of Investments	16
Water Island Credit Opportunities Fund
Portfolio Information	27
Portfolio of Investments	29
Statements of Assets and Liabilities	36
Statements of Operations	40
Statements of Changes in Net Assets	44
Financial Highlights
Arbitrage Fund - Class R	48
Arbitrage Fund - Class I	50
Arbitrage Fund - Class C	52
Arbitrage Fund - Class A	54
Water Island Event-Driven Fund - Class R	56
Water Island Event-Driven Fund - Class I	58
Water Island Event-Driven Fund - Class A	60
Water Island Credit Opportunities Fund - Class R	62
Water Island Credit Opportunities Fund - Class I	64
Water Island Credit Opportunities Fund - Class A	66
Notes to Financial Statements	68
Disclosure of Fund Expenses	93
Additional Information	96

Arbitrage Fund  Portfolio Information

November 30, 2022 (Unaudited)

Performance^ (annualized returns as of November 30, 2022)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	-0.57%	2.21%	2.11%	3.65%
Arbitrage Fund, Class I	-0.39%	2.45%	2.36%	2.86%
Arbitrage Fund, Class C**	-2.35%#	1.43%	1.34%	1.14%
Arbitrage Fund, Class A***	-3.31%	1.68%	N/A	1.79%
ICE BofA U.S. 3-Month Treasury Bill Index	1.10%	1.21%	0.73%	1.49%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^ After sales charge.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R shares.

# Class C One Year return includes load.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.75% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.62%, 1.37%, 2.37% and 1.62%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2022

Arbitrage Fund  Portfolio Information (continued)

November 30, 2022 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund over ten years. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Arbitrage Fund's investments (including short sales and excluding derivatives) as of the report date.

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Arbitrage Fund  Portfolio of Investments

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.94%
Aerospace & Defense - 1.03%
Aerojet Rocketdyne Holdings, Inc.(a)	286,113	$14,877,876
Banks - 3.52%
First Horizon Corp.	1,751,813	43,532,553
Home Capital Group, Inc.	230,520	7,317,551
		50,850,104
Biotechnology - 1.24%
AVEO Pharmaceuticals, Inc.(a)	456,464	6,824,137
Imago Biosciences, Inc.(a)	101,598	3,626,032
Swedish Orphan Biovitrum AB(a)	346,239	7,487,336
		17,937,505
Chemicals - 1.08%
Rogers Corp.(a)	143,490	15,646,150
Commercial Services - 2.87%
Caverion Oyj	684,302	4,956,109
Evo Payments, Inc., Class A(a)(b)	810,122	27,309,213
Moneylion, Inc.(a)(c)	2,489,318	1,858,525
RPS Group Plc	2,750,000	7,258,621
		41,382,468
Computers & Computer Services - 1.06%
KnowBe4, Inc., Class A(a)(b)	620,187	15,312,417
Construction Materials - 1.09%
Forterra, Inc.(a)(d)	653,007	15,672,168
Diversified Financial Services - 1.06%
Cowen, Inc., Class A(b)	397,161	15,354,244
Electric - 4.53%
ContourGlobal Plc(e)	2,242,798	6,757,834
Electricite de France SA	1,614,148	20,156,190
PNM Resources, Inc.(b)	785,402	38,484,698
		65,398,722
Electrical Components & Equipment - 0.35%
Somfy SA	33,959	5,074,499
Energy - Alternate Sources - 3.23%
Archaea Energy, Inc.(a)	1,224,192	31,755,541
Siemens Gamesa Renewable Energy SA(a)	792,536	14,869,575
		46,625,116

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.94% (Continued)
Engineering & Construction - 0.55%
HomeServe Plc(a)	549,278	$7,884,630
Environmental Control - 0.72%
Biffa Plc(e)	2,118,542	10,417,766
Food - 0.35%
Devro Plc	1,378,000	5,082,156
Forest Products & Paper - 1.17%
Resolute Forest Products, Inc.(a)(b)	803,806	16,960,307
Gas - 2.49%
South Jersey Industries, Inc.	1,034,649	35,902,320
Healthcare - Products - 1.79%
ABIOMED, Inc.(a)	58,849	22,232,564
Apollo Endosurgery, Inc.(a)(f)	359,000	3,636,670
		25,869,234
Healthcare - Services - 4.03%
LHC Group, Inc.(a)(b)	163,295	26,684,036
Mediclinic International Plc	2,008,366	11,986,733
Signify Health, Inc., Class A(a)(b)	683,132	19,551,238
UpHealth, Inc.(a)(c)	48,973	16,920
		58,238,927
Home Furnishings - 1.42%
iRobot Corp.(a)(b)	393,725	20,509,135
Insurance - 0.22%
TOWER Ltd.	7,208,016	3,202,202
Internet - 1.05%
Poshmark, Inc., Class A(a)	846,716	15,096,946
Machinery - Diversified - 1.02%
Altra Industrial Motion Corp.(b)	252,378	14,794,398
Media - 6.28%
Houghton Mifflin Harcourt Co.(a)(d)	1,739,400	36,527,400
Shaw Communications, Inc., Class B	289,718	7,906,589
TEGNA, Inc.(b)	2,344,230	46,275,100
		90,709,089
Pharmaceuticals - 1.05%
Myovant Sciences Ltd.(a)	563,645	15,139,505

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.94% (Continued)
Real Estate Investment Trusts - 2.92%
Bluerock Homes Trust, Inc.(a)	38,628	$947,159
STORE Capital Corp.(b)	1,173,120	37,422,528
Summit Industrial Income REIT	222,102	3,723,302
		42,092,989
Semiconductors - 1.39%
Magnachip Semiconductor Corp.(a)	411,831	4,167,730
Silicon Motion Technology Corp., ADR(b)	251,202	15,850,846
		20,018,576
Software - 14.89%
1Life Healthcare, Inc.(a)(b)	1,520,267	25,829,336
Activision Blizzard, Inc.	624,728	46,198,636
AVEVA Group Plc	377,856	14,486,629
Benefitfocus, Inc.(a)	699,932	7,258,295
Black Knight, Inc.(a)(b)	79,969	4,957,278
BTRS Holdings, Inc., Class 1(a)	2,473,118	23,420,427
ForgeRock, Inc., Class A(a)(b)	836,738	18,199,052
Micro Focus International Plc	1,375,000	8,654,000
Momentive Global, Inc.(a)(f)	1,604,381	12,722,741
Onemarket Ltd.(a)(d)	111,800	—
UserTesting, Inc.(a)	1,978,004	14,676,790
VMware, Inc., Class A(a)(b)	317,925	38,624,708
		215,027,892
Telecommunications - 4.53%
Sierra Wireless, Inc.(a)(b)	1,287,743	37,769,502
Switch, Inc., Class A(b)	806,083	27,608,343
		65,377,845
Transportation - 3.01%
Atlas Air Worldwide Holdings, Inc.(a)(b)	280,211	28,236,862
Atlas Corp.(b)	986,796	15,167,055
		43,403,917
TOTAL COMMON STOCKS (Cost $1,079,504,882)		1,009,859,103
RIGHTS(a) - 0.15%
Bristol-Myers Squibb Co. CVR	857,631	857,631
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(d)	1,150,652	76,173
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(d)	1,150,652	76,058
Contra Flexion Therapeutics, Inc. CVR, Expires 12/31/2030(d)	1,411,000	965,406
Contra Zogenix, Inc. CVR(d)	304,716	222,230
TOTAL RIGHTS (Cost $2,405,892)		2,197,498

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.46%
Auto Manufacturers - 0.05%
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	$1,084,000	$643,679
Healthcare - Services - 0.25%
UpHealth, Inc.(e)	06/15/2026	6.250%	1,275,000	379,312
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(e)	12/15/2025	12.810%	3,506,000	3,264,086
				3,643,398
Software - 0.16%
Kaleyra, Inc.(e)	06/01/2026	6.125%	2,947,000	2,332,975
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,812,501)				6,620,052

	Shares	Value
MUTUAL FUNDS(g) - 5.05%
Water Island Event-Driven Fund, Class I	6,605,365	$72,923,232
TOTAL MUTUAL FUNDS (Cost $60,632,644)		72,923,232
PRIVATE INVESTMENTS(a)(c)(d)(h) - 0.04%
Fast Capital LLC	290,700	581,400
TOTAL PRIVATE INVESTMENTS (Cost $300,786)		581,400
WARRANTS(a) - 0.00%(i)
Commercial Services - 0.00%(i)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	290,320	29,032
Healthcare - Services - 0.00%(i)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(c)	4,897	128
TOTAL WARRANTS (Cost $0)		29,160

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08%
Call Options Purchased - 0.07%
Apollo Endosurgery, Inc.	01/2023	$10.00	$2,880,972	2,844	$106,650
Broadcom, Inc.
	12/2022	500.00	1,818,399	33	181,665
	12/2022	520.00	3,967,416	72	278,280
	12/2022	550.00	14,051,265	255	476,850

See Notes to Financial Statements.

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Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08% (Continued)
Call Options Purchased - 0.07% (Continued)
Ironsource Ltd.	12/2022	$5.00	$956,534	3,491	$0
TOTAL CALL OPTIONS PURCHASED (Cost $1,650,189)					1,043,445
Put Options Purchased - 0.01%
Momentive Global, Inc.	12/2022	6.00	9,408,152	11,864	88,980
Tenneco, Inc.	01/2023	10.00	6,540,728	3,272	0
TOTAL PUT OPTIONS PURCHASED (Cost $1,022,598)					88,980
TOTAL PURCHASED OPTIONS (Cost $2,672,787)					1,132,425

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 18.20%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	3.629	%(j)	131,434,069	$131,434,069
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.776	%(j)	131,434,069	131,434,069
				262,868,138
TOTAL SHORT-TERM INVESTMENTS (Cost $262,868,138)				262,868,138
Total Investments - 93.92% (Cost $1,417,197,630)				1,356,211,008
Other Assets in Excess of Liabilities - 6.08%(k)				87,746,744
NET ASSETS - 100.00%				$1,443,957,752

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2022, the aggregate fair market value of those securities was $252,213,910, representing 17.47% of net assets.

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,456,973 or 0.17% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Fast Capital LLC	08/18/2020	$300,786
Moneylion, Inc.	06/19/2020	17,080,470
UpHealth, Inc.	06/08/2021	489,730
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/08/2021	—
Total		$17,870,986

(d)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2022, the total fair market value of these securities was $54,120,835, representing 3.75% of net assets.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022, these securities had a total value of $23,795,652 or 1.65% of net assets.

(f)  Underlying security for a written/purchased call/put option.

(g)  Affiliated investment.

(h)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(i)  Less than 0.005% of net assets.

(j)  Rate shown is the 7-day effective yield as of November 30, 2022.

(k)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.41%)
COMMON STOCKS SOLD SHORT - (0.41%)
Semiconductors - (0.41%)
Broadcom, Inc.	(4,389)	$(2,418,471)
MaxLinear, Inc.	(97,467)	(3,567,292)
		(5,985,763)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,735,213)		(5,985,763)
TOTAL SECURITIES SOLD SHORT (Proceeds $5,735,213)		$(5,985,763)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Tenneco, Inc.	01/2023	$5.00	$(111,944)	(56)	$(0)
TOTAL WRITTEN OPTIONS (Premiums received $171)					$(0)

See Notes to Financial Statements.

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Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (7.320%)	11/17/2023	$—	$—	$0	ZAR	18,766,626	$0
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (7.342%)	11/20/2023	—	—	21,851	ZAR	64,262,373	21,851
						$21,851			$21,851
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	10/29/2024	$—	$—	$(2,884,765)	USD	16,761,658	$(2,884,765)
Morgan Stanley & Co./ Monthly	Intercontinental Exchange, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	10/29/2024	—	—	(144,561)	USD	1,084,433	(144,561)
						$(3,029,326)			$(3,029,326)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	17,298,761	CAD	22,985,500	Morgan Stanley & Co.	12/15/2022	$207,936
CHF	7,549,900	USD	7,607,355	Morgan Stanley & Co.	12/15/2022	384,429
EUR	47,818,600	USD	48,481,028	Morgan Stanley & Co.	12/15/2022	1,330,513
GBP	12,094,500	USD	13,553,934	Morgan Stanley & Co.	12/15/2022	1,029,317
USD	1,840,513	GBP	1,520,700	Morgan Stanley & Co.	12/15/2022	6,891
NZD	1,261,200	USD	732,811	Morgan Stanley & Co.	12/15/2022	62,017
SEK	71,352,600	USD	6,497,761	Morgan Stanley & Co.	12/15/2022	302,173
USD	444,682	SEK	4,639,600	Morgan Stanley & Co.	12/15/2022	2,527
						$3,325,803
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,567,792	CAD	3,501,600	Morgan Stanley & Co.	12/15/2022	$(35,816)
USD	7,867,579	CHF	7,549,900	Morgan Stanley & Co.	12/15/2022	(124,204)
USD	101,737,395	EUR	101,336,600	Morgan Stanley & Co.	12/15/2022	(3,822,624)
USD	90,088,463	GBP	78,452,600	Morgan Stanley & Co.	12/15/2022	(4,507,757)
USD	3,804,390	NZD	6,342,900	Morgan Stanley & Co.	12/15/2022	(192,990)
SEK	196,906,900	USD	19,100,527	Morgan Stanley & Co.	12/15/2022	(335,214)
USD	32,164,925	SEK	342,735,500	Morgan Stanley & Co.	12/15/2022	(497,918)
						$(9,516,523)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	77.62%
United Kingdom	6.07%
Canada	4.98%
France	1.75%
Taiwan	1.10%
Spain	1.03%
Sweden	0.52%
Finland	0.34%
Republic of Korea	0.29%
New Zealand	0.22%
Australia	0.00	%(b)
Other Assets in Excess of Liabilities	6.08%
	100.00%

(a)  These percentages represent long positions only and are not net of short positions.

(b)  Less than 0.005% of net assets.

See Notes to Financial Statements.

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Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

JIBAR - Johannesburg Interbank Agreed Rate

LLC - Limited Liability Company

Ltd. - Limited

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SABOR - South African Benchmark Overnight Rate

SEK - Swedish krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

ZAR - South African rand

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2022:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$14,877,876	$—	$—	$14,877,876
Banks	50,850,104	—	—	50,850,104
Biotechnology	17,937,505	—	—	17,937,505
Chemicals	15,646,150	—	—	15,646,150
Commercial Services	41,382,468	—	—	41,382,468
Computers & Computer Services	15,312,417	—	—	15,312,417
Construction Materials	—	—	15,672,168	15,672,168
Diversified Financial Services	15,354,244	—	—	15,354,244
Electric	65,398,722	—	—	65,398,722
Electrical Components & Equipment	5,074,499	—	—	5,074,499
Energy - Alternate Sources	46,625,116	—	—	46,625,116
Engineering & Construction	7,884,630	—	—	7,884,630
Environmental Control	10,417,766	—	—	10,417,766
Food	5,082,156	—	—	5,082,156
Forest Products & Paper	16,960,307	—	—	16,960,307
Gas	35,902,320	—	—	35,902,320
Healthcare - Products	25,869,234	—	—	25,869,234

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Healthcare - Services	$58,238,927	$—	$—	$58,238,927
Home Furnishings	20,509,135	—	—	20,509,135
Insurance	3,202,202	—	—	3,202,202
Internet	15,096,946	—	—	15,096,946
Machinery - Diversified	14,794,398	—	—	14,794,398
Media	54,181,689	—	36,527,400	90,709,089
Pharmaceuticals	15,139,505	—	—	15,139,505
Real Estate Investment Trusts	42,092,989	—	—	42,092,989
Semiconductors	20,018,576	—	—	20,018,576
Software	215,027,892	—	0	215,027,892
Telecommunications	65,377,845	—	—	65,377,845
Transportation	43,403,917	—	—	43,403,917
Rights	—	857,631	1,339,867	2,197,498
Convertible Corporate Bonds**	—	6,620,052	—	6,620,052
Mutual Funds	72,923,232	—	—	72,923,232
Private Investments	—	—	581,400	581,400
Warrants**	29,160	—	—	29,160
Purchased Options	1,132,425	—	—	1,132,425
Short-Term Investments	262,868,138	—	—	262,868,138
TOTAL	$1,294,612,490	$7,477,683	$54,120,835	$1,356,211,008
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,325,803	$—	$3,325,803
Equity Swaps	21,851	—	—	21,851
Liabilities
Common Stocks**	(5,985,763)	—	—	(5,985,763)
Written Options	(0)	—	—	(0)
Forward Foreign Currency Exchange Contracts	—	(9,516,523)	—	(9,516,523)
Equity Swaps	(3,029,326)	—	—	(3,029,326)
TOTAL	$(8,993,238)	$(6,190,720)	$—	$(15,183,958)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2022:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2022
Common Stocks	$68,815,638	$245,437	$(245,437)	$—	$(16,616,070)	$—	$—	$52,199,568	$—
Rights	1,277,503	—	62,364	—	—	—	—	1,339,867	62,364
Private Investments	290,700	—	290,700	—	—	—	—	581,400	290,700
Total	$70,383,841	$245,437	$107,627	$—	$(16,616,070)	$—	$—	$54,120,835	$353,064

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2022:

Investments in Securities	Fair Value at November 30, 2022	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$52,199,568	Deal Value	Final determination on Dissent	$21-$24	$21.90
Rights	1,339,867	Discounted, probability adjusted value	Discount Rate, Probability	10%, 16.14%-40.43%	10%, 21.95%
Private Investments	581,400	Recovery Value	Proceeds from winding down	$2	$2.0000

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio Information

November 30, 2022 (Unaudited)

Performance^ (annualized returns as of November 30, 2022)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Event-Driven Fund Class R	-0.09%	3.54%	2.17%	2.17%
Water Island Event-Driven Fund Class I	0.18%	3.80%	2.42%	2.42%
Water Island Event-Driven Fund, Class A**	-3.46%	2.84%	N/A	1.57%
ICE BofA U.S. 3-Month Treasury Bill Index	1.10%	1.21%	0.73%	0.62%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Performance numbers reflect fee waivers and/or expense reimbursements by the Adviser and any recoupment by the Adviser of waived fees. Absent any applicable waivers and/or expense reimbursements, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^ After sales charge.

* Class R and Class I inception: 10/1/10; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I and Class A are 1.80%, 1.55% and 1.80%, respectively. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, and other costs incurred in connection with the purchase or sale of portfolio securities, so they do not exceed 1.69%, 1.44% and 1.69% for Class R, Class I and Class A, respectively. The agreement remains in effect until September 30, 2023, unless terminated earlier by the Board of Trustees. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio Information (continued)

November 30, 2022 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund over ten years. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Water Island Event-Driven Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio of Investments

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.45%
Aerospace & Defense - 1.54%
Aerojet Rocketdyne Holdings, Inc.(a)	33,241	$1,728,532
Banks - 3.42%
First Horizon Corp.	128,284	3,187,857
Home Capital Group, Inc.	20,532	651,761
		3,839,618
Biotechnology - 1.35%
AVEO Pharmaceuticals, Inc.(a)	34,422	514,609
Imago Biosciences, Inc.(a)	9,049	322,959
Swedish Orphan Biovitrum AB(a)	31,212	674,952
		1,512,520
Chemicals - 1.02%
Rogers Corp.(a)	10,508	1,145,792
Commercial Services - 2.63%
Caverion Oyj	53,072	384,378
Evo Payments, Inc., Class A(a)	70,574	2,379,049
Moneylion, Inc.(a)(b)	263,426	196,674
		2,960,101
Computers & Computer Services - 1.17%
KnowBe4, Inc., Class A(a)	53,318	1,316,421
Construction Materials - 1.13%
Forterra, Inc.(a)(c)	53,067	1,273,608
Diversified Financial Services - 1.17%
Cowen, Inc., Class A	34,116	1,318,925
Electric - 4.29%
Electricite de France SA	122,660	1,531,680
PNM Resources, Inc.(d)	67,249	3,295,201
		4,826,881
Electrical Components & Equipment - 0.35%
Somfy SA	2,633	393,450
Energy - Alternate Sources - 3.45%
Archaea Energy, Inc.(a)(d)	106,475	2,761,962
Siemens Gamesa Renewable Energy SA(a)	59,269	1,112,006
		3,873,968
Engineering & Construction - 0.51%
HomeServe Plc(a)	40,134	576,105

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.45% (Continued)
Entertainment - 0.16%
Cineplex, Inc.(a)	23,133	$177,133
Environmental Control - 0.72%
Biffa Plc(e)	164,172	807,303
Forest Products & Paper - 1.10%
Resolute Forest Products, Inc.(a)(d)	58,862	1,241,988
Gas - 2.43%
South Jersey Industries, Inc.	78,614	2,727,906
Healthcare - Products - 1.73%
ABIOMED, Inc.(a)	5,159	1,949,019
Healthcare - Services - 4.39%
Cano Health, Inc.(a)	15,669	29,771
LHC Group, Inc.(a)	14,545	2,376,798
Mediclinic International Plc	147,780	882,010
Signify Health, Inc., Class A(a)(d)	57,601	1,648,541
UpHealth, Inc.(a)(b)	8,340	2,882
		4,940,002
Home Furnishings - 1.52%
iRobot Corp.(a)	32,771	1,707,041
Insurance - 0.36%
Hartford Financial Services Group, Inc. (The)	5,355	408,961
Internet - 1.17%
Just Eat Takeaway.com N.V.(a)(e)	7,623	171,262
Poshmark, Inc., Class A(a)	64,031	1,141,673
		1,312,935
Machinery - Diversified - 1.14%
Altra Industrial Motion Corp.	21,882	1,282,723
Media - 6.53%
Shaw Communications, Inc., Class B	21,912	597,993
Houghton Mifflin Harcourt Co.(a)(c)	156,912	3,295,152
TEGNA, Inc.(d)	174,541	3,445,439
		7,338,584
Pharmaceuticals - 1.17%
Myovant Sciences Ltd.(a)	48,869	1,312,621

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.45% (Continued)
Real Estate Investment Trusts - 3.18%
STORE Capital Corp.	101,741	$3,245,538
Summit Industrial Income REIT	19,349	324,365
		3,569,903
Semiconductors - 1.39%
Magnachip Semiconductor Corp.(a)	37,044	374,885
Silicon Motion Technology Corp., ADR(d)	18,764	1,184,009
		1,558,894
Software - 15.36%
1Life Healthcare, Inc.(a)	135,311	2,298,934
Activision Blizzard, Inc.(d)	52,611	3,890,583
AVEVA Group Plc	29,261	1,121,838
Black Knight, Inc.(a)(d)	5,765	357,372
BTRS Holdings, Inc., Class 1(a)	211,865	2,006,362
ForgeRock, Inc., Class A(a)	72,568	1,578,354
Micro Focus International Plc	122,402	770,376
Momentive Global, Inc.(a)(f)	135,658	1,075,768
UserTesting, Inc.(a)	173,588	1,288,023
VMware, Inc., Class A(a)(d)	23,708	2,880,285
		17,267,895
Telecommunications - 4.78%
Sierra Wireless, Inc.(a)	99,244	2,910,827
Switch, Inc., Class A	71,836	2,460,383
		5,371,210
Transportation - 3.29%
Atlas Air Worldwide Holdings, Inc.(a)	23,597	2,377,870
Atlas Corp.	85,839	1,319,345
		3,697,215
TOTAL COMMON STOCKS (Cost $87,931,697)		81,437,254
RIGHTS(a) - 0.08%
Bristol-Myers Squibb Co. CVR	67,803	67,803
Contra Zogenix, Inc. CVR(c)	26,158	19,077
TOTAL RIGHTS (Cost $128,568)		86,880

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 1.06%
Auto Manufacturers - 0.04%
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	$79,000	$46,910
Entertainment - 0.28%
Cineplex, Inc.(e)	09/30/2025	5.750%	392,000	313,839
Healthcare - Services - 0.40%
UpHealth, Inc.(e)	06/15/2026	6.250%	217,000	64,558
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(e)	12/15/2025	12.810%	409,000	380,779
				445,337
Software - 0.34%
Kaleyra, Inc.(e)	06/01/2026	6.125%	488,000	386,322
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,481,431)				1,192,408

	Shares	Value
WARRANTS(a) - 0.00%(g)
Commercial Services - 0.00%(g)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	22,640	$2,264
Healthcare - Services - 0.00%(g)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(b)	834	22
TOTAL WARRANTS (Cost $0)		2,286
PRIVATE INVESTMENTS(a)(b)(c)(h) - 0.04%
Fast Capital LLC	22,800	45,600
TOTAL PRIVATE INVESTMENTS (Cost $23,591)		45,600

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07%
Call Options Purchased - 0.06%
Broadcom, Inc.
	12/2022	$500.00	$110,206	2	$11,010
	12/2022	520.00	275,515	5	19,325
	12/2022	550.00	1,046,957	19	35,530
Ironsource Ltd.	12/2022	5.00	68,774	251	0
TOTAL CALL OPTIONS PURCHASED (Cost $112,328)					65,865

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07% (Continued)
Put Options Purchased - 0.01%
Momentive Global, Inc.	12/2022	$6.00	$794,586	1,002	$7,515
Tenneco, Inc.	01/2023	10.00	479,760	240	0
TOTAL PUT OPTIONS PURCHASED (Cost $85,251)					7,515
TOTAL PURCHASED OPTIONS (Cost $197,579)					73,380

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 19.21%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	3.629	%(i)	10,797,420	$10,797,420
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.776	%(i)	10,797,420	10,797,420
				21,594,840
TOTAL SHORT-TERM INVESTMENTS (Cost $21,594,840)				21,594,840
Total Investments - 92.91% (Cost $111,357,706)				104,432,648
Other Assets in Excess of Liabilities - 7.09%(j)				7,968,293
NET ASSETS - 100.00%				$112,400,941

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $245,178 or 0.22% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Fast Capital LLC	08/18/2020	$23,591
Moneylion, Inc.	06/19/2020	1,926,135
UpHealth, Inc.	06/08/2021	83,400
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/08/2021	—
Total		$2,033,126

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2022, the total fair market value of these securities was $4,633,437, representing 4.12% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

(d)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2022, the aggregate fair market value of those securities was $9,554,560, representing 8.50% of net assets.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022, these securities had a total value of $2,170,973 or 1.93% of net assets.

(f)  Underlying security for a written/purchased call/put option.

(g)  Less than 0.005% of net assets.

(h)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(i)  Rate shown is the 7-day effective yield as of November 30, 2022.

(j)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.44%)
COMMON STOCKS SOLD SHORT - (0.44%)
Entertainment - (0.02%)
Cineplex, Inc.	(3,228)	$(24,717)
Semiconductors - (0.42%)
Broadcom, Inc.	(371)	(204,432)
MaxLinear, Inc.	(7,281)	(266,485)
		(470,917)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $484,408)		(495,634)
TOTAL SECURITIES SOLD SHORT (Proceeds $484,408)		$(495,634)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Tenneco, Inc.	01/2023	$5.00	$(7,996)	(4)	$(0)
TOTAL WRITTEN OPTIONS (Premiums received $13)					$(0)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (7.320%)	11/17/2022	$—	$—	$0	ZAR	1,140,749	$0
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (7.342%)	11/20/2023	—	—	4,546	ZAR	5,097,392	4,546
						$4,546			$4,546
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	10/29/2024	$—	$—	$(211,580)	USD	1,229,364	$(211,580)
Morgan Stanley & Co./ Monthly	Intercontinental Exchange, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	10/29/2024	—	—	(10,421)	USD	78,176	(10,421)
						$(222,001)			$(222,001)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	34,500	USD	25,051	Morgan Stanley & Co.	12/15/2022	$601
USD	1,896,399	CAD	2,513,300	Morgan Stanley & Co.	12/15/2022	27,640
EUR	3,632,400	USD	3,683,927	Morgan Stanley & Co.	12/15/2022	99,860
GBP	586,200	USD	650,337	Morgan Stanley & Co.	12/15/2022	56,489
SEK	1,613,800	USD	146,487	Morgan Stanley & Co.	12/15/2022	7,310
USD	40,083	SEK	418,200	Morgan Stanley & Co.	12/15/2022	228
						$192,128
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	237,678	CAD	324,100	Morgan Stanley & Co.	12/15/2022	$(3,306)
USD	7,913,026	EUR	7,877,500	Morgan Stanley & Co.	12/15/2022	(292,784)
USD	4,655,840	GBP	4,050,200	Morgan Stanley & Co.	12/15/2022	(227,792)
SEK	14,900,800	USD	1,445,420	Morgan Stanley & Co.	12/15/2022	(25,367)
USD	2,175,079	SEK	23,228,300	Morgan Stanley & Co.	12/15/2022	(38,589)
						$(587,838)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	77.26%
Canada	5.60%
United Kingdom	4.87%
France	1.71%
Taiwan	1.05%
Spain	0.99%
Sweden	0.60%
Finland	0.34%
Republic of Korea	0.34%
Netherlands	0.15%
Other Assets in Excess of Liabilities	7.09%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

GBP - British pound

JIBAR - Johannesburg Interbank Agreed Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SABOR - South African Benchmark Overnight Rate

SEK - Swedish krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

ZAR - South African rand

The following table summarizes the Water Island Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2022:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$1,728,532	$—	$—	$1,728,532
Banks	3,839,618	—	—	3,839,618
Biotechnology	1,512,520	—	—	1,512,520
Chemicals	1,145,792	—	—	1,145,792
Commercial Services	2,960,101	—	—	2,960,101
Computers & Computer Services	1,316,421	—	—	1,316,421
Construction Materials	—	—	1,273,608	1,273,608
Diversified Financial Services	1,318,925	—	—	1,318,925
Electric	4,826,881	—	—	4,826,881
Electrical Components & Equipment	393,450	—	—	393,450
Energy - Alternate Sources	3,873,968	—	—	3,873,968
Engineering & Construction	576,105	—	—	576,105
Entertainment	177,133	—	—	177,133
Environmental Control	807,303	—	—	807,303
Forest Products & Paper	1,241,988	—	—	1,241,988
Gas	2,727,906	—	—	2,727,906
Healthcare - Products	1,949,019	—	—	1,949,019
Healthcare - Services	4,940,002	—	—	4,940,002
Home Furnishings	1,707,041	—	—	1,707,041
Insurance	408,961	—	—	408,961
Internet	1,312,935	—	—	1,312,935
Machinery - Diversified	1,282,723	—	—	1,282,723
Media	4,043,432	—	3,295,152	7,338,584
Pharmaceuticals	1,312,621	—	—	1,312,621
Real Estate Investment Trusts	3,569,903	—	—	3,569,903
Semiconductors	1,558,894	—	—	1,558,894

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Software	$17,267,895	$—	$—	$17,267,895
Telecommunications	5,371,210	—	—	5,371,210
Transportation	3,697,215	—	—	3,697,215
Rights	—	67,803	19,077	86,880
Convertible Corporate Bonds**	—	1,192,408	—	1,192,408
Warrants**	2,286	—	—	2,286
Private Investments	—	—	45,600	45,600
Purchased Options	73,380	—	—	73,380
Short-Term Investments	21,594,840	—	—	21,594,840
TOTAL	$98,539,000	$1,260,211	$4,633,437	$104,432,648
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$192,128	$—	$192,128
Equity Swaps	4,546	—	—	4,546
Liabilities
Common Stocks**	(495,634)	—	—	(495,634)
Written Options	(0)	—	—	(0)
Forward Foreign Currency Exchange Contracts	—	(587,838)	—	(587,838)
Equity Swaps	(222,001)	—	—	(222,001)
TOTAL	$(713,089)	$(395,710)	$—	$(1,108,799)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2022:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2022
Common Stocks	$6,103,595	$22,683	$(22,683)	$—	$(1,534,835)	$—	$—	$4,568,760	$—
Rights	18,187		890	—	—	—	—	19,077	890
Private Investments	22,800	—	22,800	—	—	—	—	45,600	22,800
Total	$6,144,582	$22,683	$1,007	$—	$(1,534,835)	$—	$—	$4,633,437	$23,690

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2022:

Investments in Securities	Fair Value at November 30, 2022	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$4,568,760	Deal Value	Final determination on Dissent	$21-$24	$21.83
Rights	19,077	Discounted, probability adjusted value	Discount Rate, Probability	10%, 40.43%	10%, 40.43%
Private Investments	45,600	Recovery Value	Proceeds from winding down	$2	$2.0000

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio Information

November 30, 2022 (Unaudited)

Performance^ (annualized returns as of November 30, 2022)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Credit Opportunities Fund, Class R	-1.72%	2.92%	2.48%	2.45%
Water Island Credit Opportunities Fund, Class I	-1.49%	3.17%	2.72%	2.69%
Water Island Credit Opportunities Fund, Class A**	-4.95%	2.25%	N/A	2.01%
ICE BofA U.S. 3-Month Treasury Bill Index	1.10%	1.21%	0.73%	0.72%
Bloomberg U.S. Aggregate Bond Index	-12.84%	0.21%	1.09%	1.10%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^ After sales charge.

* Class R and Class I inception: 10/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I and Class A are 1.62%, 1.37% and 1.62%, respectively. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so they do not exceed 1.23%, 0.98% and 1.23% for Class R, Class I and Class A, respectively. The agreement remains in effect until September 30, 2023, unless terminated earlier by the Board of Trustees. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2022 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Water Island Credit Opportunities Fund's investments (including short sales and excluding derivatives) as of the report date.

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Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2022 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 4.11%
Commercial Services - 4.11%
Moneygram International, Inc., 2021 Term Loan B, Variable Rate, (1 mo. USD LIBOR plus 4.50%)	07/21/2026	8.571%	$4,960,938	$4,933,057
TOTAL BANK LOANS (Cost $4,971,219)				4,933,057
CORPORATE BONDS - 49.23%
Aerospace & Defense - 1.03%
Howmet Aerospace, Inc.	10/01/2024	5.125%	1,250,000	1,238,594
Banks - 0.75%
Truist Financial Corp., Variable Rate, (3 mo. USD LIBOR plus 0.65%)(a)	03/15/2028	3.943%	1,000,000	900,000
Chemicals - 2.56%
Valvoline, Inc.(a)(b)	02/15/2030	4.250%	3,160,000	3,071,232
Distribution/Wholesale - 2.86%
IAA, Inc.(b)	06/15/2027	5.500%	3,500,000	3,438,750
Diversified Financial Services - 3.15%
Cowen, Inc.(a)(b)	05/06/2024	7.250%	3,750,000	3,785,998
Electrical Components & Equipment - 0.08%
WESCO Distribution, Inc.(b)	06/15/2025	7.125%	100,000	101,250
Entertainment - 0.90%
Caesars Entertainment, Inc.(b)	07/01/2025	6.250%	1,090,000	1,077,250
Food - 3.68%
Chobani LLC / Chobani Finance Corp., Inc.(a)(b)	04/15/2025	7.500%	3,749,000	3,664,498
US Foods, Inc.(b)	04/15/2025	6.250%	750,000	757,005
				4,421,503
Hand/Machine Tools - 2.00%
Werner FinCo LP / Werner FinCo, Inc.(b)	07/15/2025	8.750%	3,000,000	2,400,000
Internet - 6.07%
Gen Digital, Inc.(a)(b)	04/15/2025	5.000%	1,407,000	1,364,790
Getty Images, Inc.(b)	03/01/2027	9.750%	6,000,000	5,925,000
				7,289,790

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 49.23% (Continued)
Machinery - Diversified - 3.10%
JPW Industries Holding Corp.(a)(b)	10/01/2024	9.000%	$2,000,000	$1,707,500
Stevens Holding Co., Inc.(b)	10/01/2026	6.125%	2,000,000	2,016,820
				3,724,320
Office/Business Equip - 2.56%
Xerox Holdings Corp.(a)(b)	08/15/2025	5.000%	3,307,000	3,075,146
Oil & Gas - 2.59%
Par Petroleum LLC / Par Petroleum Finance Corp.(b)	12/15/2025	7.750%	3,190,000	3,110,250
Packaging & Containers - 0.94%
LABL, Inc.(b)	07/15/2026	6.750%	1,175,000	1,122,125
Real Estate Investment Trusts - 8.30%
iStar, Inc.(a)	10/01/2024	4.750%	2,295,000	2,257,950
	02/15/2026	5.500%	2,900,000	2,895,528
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(b)	02/15/2025	7.875%	4,796,000	4,816,158
				9,969,636
Software - 0.60%
PTC, Inc.(a)(b)	02/15/2025	3.625%	750,000	714,947
Telecommunications - 8.06%
Altice France Holding SA(b)	05/15/2027	10.500%	6,500,000	5,135,000
Switch Ltd.(b)	09/15/2028	3.750%	4,500,000	4,536,462
				9,671,462
TOTAL CORPORATE BONDS (Cost $62,717,707)				59,112,253
CONVERTIBLE CORPORATE BONDS - 20.45%
Aerospace & Defense - 2.31%
Kaman Corp.(a)	05/01/2024	3.250%	3,000,000	2,776,500
Auto Manufacturers - 0.48%
Lightning eMotors, Inc.(b)	05/15/2024	7.500%	973,000	577,767
Commercial Services - 1.63%
Block, Inc.(a)	03/01/2025	0.125%	2,000,000	1,952,500
Diversified Financial Services - 1.12%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,349,250
Entertainment - 0.38%
Cineplex, Inc.(b)	09/30/2025	5.750%	567,000	453,946

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 20.45% (Continued)
Healthcare - Services - 0.90%
UpHealth, Inc.(b)	06/15/2026	6.250%	$689,000	$204,978
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(b)	12/15/2025	12.810%	938,000	873,278
				1,078,256
Internet - 5.23%
Spotify USA, Inc.(c)	03/15/2026	0.000%	3,500,000	2,798,250
Zendesk, Inc.	06/15/2025	0.625%	3,500,000	3,480,400
				6,278,650
Pharmaceuticals - 1.64%
Paratek Pharmaceuticals, Inc.(a)	05/01/2024	4.750%	2,250,000	1,973,025
Software - 6.76%
1Life Healthcare, Inc.(a)	06/15/2025	3.000%	1,000,000	965,500
Avalara, Inc.	08/01/2026	0.250%	3,000,000	2,992,500
Kaleyra, Inc.(a)(b)	06/01/2026	6.125%	1,900,000	1,504,123
RingCentral, Inc.(a)(c)	03/01/2025	0.000%	3,105,000	2,654,775
				8,116,898
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $28,128,352)				24,556,792

	Shares	Value
WARRANTS(d) - 0.00%(e)
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	53,913	$3,774
TOTAL WARRANTS (Cost $0)		3,774

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.32%
Call Options Purchased - 0.32%
Caesars Entertainment, Inc.	01/2023	$50.00	$508,100	100	$47,750
Gen Digital, Inc.	12/2022	23.00	803,600	350	18,375
Howmet Aerospace, Inc.	01/2023	35.00	791,070	210	82,950
Par Pacific Holdings, Inc.	12/2022	25.00	2,343,000	1,000	50,000
SPDR S&P 500 ETF Trust	01/2023	425.00	10,192,000	250	117,625
Uniti Group, Inc.	02/2023	9.00	762,000	1,000	17,500

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.32% (Continued)
Call Options Purchased - 0.32% (Continued)
WESCO International, Inc.	12/2022	$150.00	$644,600	50	$1,000
Xerox Holdings Corp.	01/2023	17.00	1,141,700	700	42,000
TOTAL CALL OPTIONS PURCHASED (Cost $394,675)					377,200
TOTAL PURCHASED OPTIONS (Cost $394,675)					377,200

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 14.09%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	3.629	%(f)	8,458,173	$8,458,173
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.776	%(f)	8,458,172	8,458,172

16,916,345
TOTAL SHORT-TERM INVESTMENTS (Cost $16,916,345)	16,916,345
Total Investments - 88.20% (Cost $113,128,298)	105,899,421
Other Assets in Excess of Liabilities - 11.80%(g)	14,169,439
NET ASSETS - 100.00%	$120,068,860

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2022, the aggregate fair market value of those securities was $32,048,314, representing 26.69% of net assets.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022, these securities had a total value of $55,434,273 or 46.17% of net assets.

(c)  Represents a zero coupon bond.

(d)  Non-income-producing security.

(e)  Less than 0.005% of net assets.

(f)  Rate shown is the 7-day effective yield as of November 30, 2022.

(g)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (2.73%)
COMMON STOCKS SOLD SHORT - (2.73%)
Aerospace & Defense - (0.45%)
Howmet Aerospace, Inc.	(13,300)	$(501,011)
Kaman Corp.	(1,800)	(36,666)
		(537,677)
Commercial Services - (0.38%)
Block, Inc.	(6,800)	(460,836)
Diversified Financial Services - (0.10%)
WisdomTree Investments, Inc.	(20,400)	(113,628)
Entertainment - (0.44%)
Caesars Entertainment, Inc.	(5,300)	(269,293)
Cineplex, Inc.	(33,300)	(254,983)
		(524,276)
Internet - (0.33%)
Gen Digital, Inc.	(14,200)	(326,032)
Spotify Technology SA	(800)	(63,536)
		(389,568)
Machinery - Diversified - (0.08%)
Altra Industrial Motion Corp.	(1,700)	(99,654)
Office/Business Equip - (0.20%)
Xerox Holdings Corp.	(15,000)	(244,650)
Oil & Gas - (0.67%)
Par Pacific Holdings, Inc.	(34,489)	(808,077)
Pharmaceuticals - (0.02%)
Paratek Pharmaceuticals, Inc.	(11,450)	(25,419)
Real Estate Investment Trusts - (0.03%)
Uniti Group, Inc.	(4,900)	(37,338)
Software - (0.03%)
RingCentral, Inc., Class A	(900)	(33,354)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,245,049)		(3,274,477)
TOTAL SECURITIES SOLD SHORT (Proceeds $4,245,049)		$(3,274,477)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 153 bps (-2.300%)	10/29/2024	$—	$—	$(108,142)	USD	3,502,945	$(108,142)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	102,700	USD	75,048	Morgan Stanley & Co.	12/15/2022	$1,313
USD	261,826	CAD	344,100	Morgan Stanley & Co.	12/15/2022	5,971
						$7,284
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	88,600	USD	66,323	Morgan Stanley & Co.	12/15/2022	$(444)
USD	83,091	CAD	113,300	Morgan Stanley & Co.	12/15/2022	(1,153)
						$(1,597)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	83.54%
Luxembourg	4.28%
Canada	0.38%
Other Assets in Excess of Liabilities	11.80%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Ltd. - Limited

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2022:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$4,933,057	$—	$4,933,057
Corporate Bonds**	—	59,112,253	—	59,112,253
Convertible Corporate Bonds**	—	24,556,792	—	24,556,792
Warrants**	3,774	—	—	3,774
Purchased Options	377,200	—	—	377,200
Short-Term Investments	16,916,345	—	—	16,916,345
TOTAL	$17,297,319	$88,602,102	$—	$105,899,421
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$7,284	$—	$7,284
Liabilities
Common Stocks**	(3,274,477)	—	—	(3,274,477)
Forward Foreign Currency Exchange Contracts	—	(1,597)	—	(1,597)
Equity Swaps	(108,142)	—	—	(108,142)
TOTAL	$(3,382,619)	$5,687	$—	$(3,376,932)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,356,564,986	$111,357,706
At cost of affiliated investments	60,632,644	—
At fair value of unaffiliated investments (Note 2)	1,283,287,776	104,432,648
At fair value of affiliated investments (Note 2)	72,923,232	—
Cash	13,878,917	1,220,877
Cash denominated in foreign currency (Cost $87,720, $3,819 and $0)	89,530	3,876
Deposits with brokers for securities sold short (Note 2)	5,622,001	466,705
Segregated cash for collateral (Note 2)	530,000	630,000
Receivable for investment securities sold	92,043,736	6,979,203
Receivable for capital shares sold	1,954,246	12,562
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	3,325,803	192,128
Unrealized appreciation on swap contracts	21,851	4,546
Dividends and interest receivable	1,465,324	121,778
Miscellaneous receivable	379,257	—
Prepaid expenses	46,568	30,045
Total Assets	1,475,568,241	114,094,368
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $5,735,213, $484,408 and $4,245,049)	5,985,763	495,634
Written Options, at value (Note 2) (premiums received $171, $13 and $0)	—	—
Due to bank	—	—
Payable for investment securities purchased	8,851,304	148,291
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	9,516,523	587,838
Unrealized depreciation on swap contracts	3,029,326	222,001
Payable for capital shares redeemed	2,384,065	40,464
Payable to Adviser (Note 5)	1,202,044	105,585
Dividends payable on securities sold short	—	—
Payable to Distributor (Note 5)	29,709	1,362
Payable to Administrator (Note 5)	115,342	21,185
Payable to Transfer Agent (Note 5)	154,460	10,681
Payable to Custodian	42,869	21,068
Income distribution payable	—	—
Interest expense payable	626	—
Payable for swap reset	65,345	105
Audit and legal fees payable	63,168	17,357
Payable to Trustees	76,396	7,642
Chief Compliance Officer Fees payable (Note 5)	58,869	3,946
Chief Financial Officer Fees payable (Note 5)	4,981	904
Other accrued expenses and liabilities	29,699	9,364
Total Liabilities	31,610,489	1,693,427
NET ASSETS	$1,443,957,752	$112,400,941
NET ASSETS CONSIST OF:
Paid-in capital	1,433,289,216	152,540,705
Distributable earnings (Accumulated loss)	10,668,536	(40,139,764)
NET ASSETS	$1,443,957,752	$112,400,941

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Statements of Assets and Liabilities

November 30, 2022 (Unaudited)

Water Island Credit Opportunities Fund
ASSETS
Investments:
At cost of unaffiliated investments	$113,128,298
At cost of affiliated investments	—
At fair value of unaffiliated investments (Note 2)	105,899,421
At fair value of affiliated investments (Note 2)	—
Cash	—
Cash denominated in foreign currency (Cost $87,720, $3,819 and $0)	—
Deposits with brokers for securities sold short (Note 2)	3,506,292
Segregated cash for collateral (Note 2)	1,290,000
Receivable for investment securities sold	15,843,035
Receivable for capital shares sold	99,423
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	7,284
Unrealized appreciation on swap contracts	—
Dividends and interest receivable	1,569,694
Miscellaneous receivable	—
Prepaid expenses	29,717
Total Assets	128,244,866
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $5,735,213, $484,408 and $4,245,049)	3,274,477
Written Options, at value (Note 2) (premiums received $171, $13 and $0)	—
Due to bank	3,405,477
Payable for investment securities purchased	743,590
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	1,597
Unrealized depreciation on swap contracts	108,142
Payable for capital shares redeemed	300,653
Payable to Adviser (Note 5)	47,243
Dividends payable on securities sold short	1,775
Payable to Distributor (Note 5)	1,795
Payable to Administrator (Note 5)	30,684
Payable to Transfer Agent (Note 5)	19,058
Payable to Custodian	5,518
Income distribution payable	188,857
Interest expense payable	7,223
Payable for swap reset	—
Audit and legal fees payable	17,866
Payable to Trustees	7,426
Chief Compliance Officer Fees payable (Note 5)	5,244
Chief Financial Officer Fees payable (Note 5)	977
Other accrued expenses and liabilities	8,404
Total Liabilities	8,176,006
NET ASSETS	$120,068,860
NET ASSETS CONSIST OF:
Paid-in capital	127,369,795
Distributable earnings (Accumulated loss)	(7,300,935)
NET ASSETS	$120,068,860

Semi-Annual Report | November 30, 2022

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$59,828,522	$4,441,661
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,750,001	407,222
Net asset value and offering price per share	$12.60	$10.91
CLASS I SHARES:
Net assets applicable to Class I shares	$1,333,883,588	$105,802,676
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	101,642,868	9,587,511
Net asset value and offering price per share	$13.12	$11.04
CLASS C SHARES:
Net assets applicable to Class C shares	$10,739,449	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	922,272	—
Net asset value and offering price per share(a)	$11.64	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$39,506,193	$2,156,604
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,143,656	198,137
Net asset value and offering price per share(a)	$12.57	$10.88
Maximum offering price per share (NAV/(100% — maximum sales charge))	$12.93	$11.25
Maximum sales charge	2.75%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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  Statements of Assets and Liabilities

November 30, 2022 (Unaudited)

Water Island Credit Opportunities Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$8,608,114
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	893,351
Net asset value and offering price per share	$9.64
CLASS I SHARES:
Net assets applicable to Class I shares	$111,394,997
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,613,931
Net asset value and offering price per share	$9.59
CLASS C SHARES:
Net assets applicable to Class C shares	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—
Net asset value and offering price per share(a)	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$65,749
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,852
Net asset value and offering price per share(a)	$9.60
Maximum offering price per share (NAV/(100% — maximum sales charge))	$9.92
Maximum sales charge	3.25%

Semi-Annual Report | November 30, 2022

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
INVESTMENT INCOME
Dividend income	$11,170,504	$784,118
Foreign taxes withheld on dividends	(57,259)	(2,595)
Interest income	622,257	138,269
Non-cash dividends	654,336	—
Total Investment Income	12,389,838	919,792
EXPENSES
Investment advisory fees (Note 5)	8,151,982	622,390
Distribution and service fees (Note 5)
Class R	84,266	5,560
Class C	61,059	—
Class A	52,851	2,766
Administrative fees	142,713	24,462
Chief Compliance Officer fees	98,497	7,342
Trustees' fees	156,149	14,541
Dividend expense	152,945	6,078
Transfer agent fees	691,899	50,826
Custodian and bank service fees	95,901	27,659
Registration and filing fees	44,540	26,217
Printing of shareholder reports	59,756	4,730
Professional fees	95,460	14,311
Line of credit interest expense	—	5,319
Insurance expense	31,191	2,447
Chief Financial Officer fees	29,516	5,396
Other expenses	38,124	10,387
Total Expenses	9,986,849	830,431
Fees waived, reimbursed or recouped by the Adviser, Class R (Note 5)	(19,826)	152
Fees waived, reimbursed or recouped by the Adviser, Class I (Note 5)	(417,482)	3,824
Fees waived, reimbursed or recouped by the Adviser, Class C (Note 5)	(3,590)	—
Fees waived, reimbursed or recouped by the Adviser, Class A (Note 5)	(12,461)	81
Net Expenses	9,533,490	834,488
NET INVESTMENT INCOME (LOSS)	2,856,348	85,304
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	22,402,360	2,926,412
Purchased option contracts	(694,059)	(81,346)
Swap contracts	5,146,920	403,680
Securities sold short	5,967,837	443,621
Written option contracts	(515,012)	(40,997)
Forward currency contracts	15,510,335	783,590
Foreign currency transactions (Note 8)	565,927	48,590

See Notes to Financial Statements.

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  Statements of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

Water Island Credit Opportunities Fund
INVESTMENT INCOME
Dividend income	$46,251
Foreign taxes withheld on dividends	—
Interest income	2,859,740
Non-cash dividends	—
Total Investment Income	2,905,991
EXPENSES
Investment advisory fees (Note 5)	608,779
Distribution and service fees (Note 5)
Class R	11,062
Class C	—
Class A	109
Administrative fees	42,406
Chief Compliance Officer fees	8,137
Trustees' fees	16,095
Dividend expense	15,887
Transfer agent fees	67,865
Custodian and bank service fees	11,554
Registration and filing fees	24,700
Printing of shareholder reports	10,238
Professional fees	15,270
Line of credit interest expense	22,254
Insurance expense	2,498
Chief Financial Officer fees	5,699
Other expenses	10,739
Total Expenses	873,292
Fees waived, reimbursed or recouped by the Adviser, Class R (Note 5)	(13,537)
Fees waived, reimbursed or recouped by the Adviser, Class I (Note 5)	(182,308)
Fees waived, reimbursed or recouped by the Adviser, Class C (Note 5)	—
Fees waived, reimbursed or recouped by the Adviser, Class A (Note 5)	(133)
Net Expenses	677,314
NET INVESTMENT INCOME (LOSS)	2,228,677
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	(956,428)
Purchased option contracts	360,243
Swap contracts	230,140
Securities sold short	1,229,832
Written option contracts	30,483
Forward currency contracts	(10,848)
Foreign currency transactions (Note 8)	887

Semi-Annual Report | November 30, 2022

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$(26,483,139)	$(2,626,499)
Affiliated investments	528,429	—
Securities sold short	(3,487,432)	(239,530)
Foreign currency transactions (Note 8)	(36,865)	133
Purchased option contracts	(1,577,694)	(126,350)
Written option contracts	(10,015)	(848)
Swap contracts	(3,007,623)	(217,455)
Forward currency contracts	(9,568,248)	(543,358)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	4,741,721	729,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,598,069	$814,947

See Notes to Financial Statements.

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  Statements of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

Water Island Credit Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$(212,443)
Affiliated investments	—
Securities sold short	(1,796,650)
Foreign currency transactions (Note 8)	9
Purchased option contracts	8,408
Written option contracts	240
Swap contracts	(108,142)
Forward currency contracts	7,760
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(1,216,509)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,012,168

Semi-Annual Report | November 30, 2022

The Arbitrage Funds

	Arbitrage Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$2,856,348	$(7,137,527)
Net realized gains (losses) from:
Unaffiliated investments	22,402,360	75,174,977
Purchased option contracts	(694,059)	(1,844,236)
Swap contracts	5,146,920	(6,444,884)
Securities sold short	5,967,837	(19,584,880)
Written option contracts	(515,012)	2,115,078
Forward currency contracts	15,510,335	9,860,568
Foreign currency transactions	565,927	(659,632)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(26,483,139)	(114,517,314)
Affiliated investments	528,429	(3,434,790)
Securities sold short	(3,487,432)	235,533
Foreign currency transactions	(36,865)	(8,941)
Purchased option contracts	(1,577,694)	1,391,682
Written option contracts	(10,015)	10,186
Swap contracts	(3,007,623)	148
Forward currency contracts	(9,568,248)	5,524,437
Net increase (decrease) in net assets resulting from operations	7,598,069	(59,319,595)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	(516,092)
Distributions from distributable earnings, Class I	—	(7,605,189)
Distributions from distributable earnings, Class C	—	(99,436)
Distributions from distributable earnings, Class A	—	(213,958)
Decrease in net assets from distributions to shareholders	—	(8,434,675)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	151,373,248	493,961,134
Shares issued in reinvestment of distributions	—	6,813,804
Payments for shares redeemed	(307,562,356)	(438,357,571)
Net increase (decrease) in net assets from capital share transactions	(156,189,108)	62,417,367
TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,591,039)	(5,336,903)
NET ASSETS:
Beginning of period	1,592,548,791	1,597,885,694
End of period	$1,443,957,752	$1,592,548,791

See Notes to Financial Statements.

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  Statements of Changes in Net Assets

	Water Island Event-Driven Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$85,304	$(1,121,511)
Net realized gains (losses) from:
Unaffiliated investments	2,926,412	7,344,199
Purchased option contracts	(81,346)	(141,575)
Swap contracts	403,680	(643,295)
Securities sold short	443,621	(2,833,577)
Written option contracts	(40,997)	227,040
Forward currency contracts	783,590	677,044
Foreign currency transactions	48,590	34,075
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,626,499)	(9,533,762)
Affiliated investments	—	—
Securities sold short	(239,530)	(663,914)
Foreign currency transactions	133	(1,610)
Purchased option contracts	(126,350)	152,193
Written option contracts	(848)	861
Swap contracts	(217,455)	—
Forward currency contracts	(543,358)	363,598
Net increase (decrease) in net assets resulting from operations	814,947	(6,140,234)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	—
Distributions from distributable earnings, Class I	—	—
Distributions from distributable earnings, Class C	—	—
Distributions from distributable earnings, Class A	—	—
Decrease in net assets from distributions to shareholders	—	—
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	3,041,824	16,716,837
Shares issued in reinvestment of distributions	—	—
Payments for shares redeemed	(5,297,572)	(33,328,537)
Net increase (decrease) in net assets from capital share transactions	(2,255,748)	(16,611,700)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,440,801)	(22,751,934)
NET ASSETS:
Beginning of period	113,841,742	136,593,676
End of period	$112,400,941	$113,841,742

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Statements of Changes in Net Assets

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$2,228,677	$2,354,939
Net realized gains (losses) from:
Investments	(956,428)	1,164,010
Purchased option contracts	360,243	(262,482)
Swap contracts	230,140	200,376
Securities sold short	1,229,832	(285,977)
Written option contracts	30,483	97,867
Forward currency contracts	(10,848)	2,653
Foreign currency transactions	887	883
Net change in unrealized appreciation (depreciation) on:
Investments	(212,443)	(9,859,431)
Securities sold short	(1,796,650)	4,035,356
Foreign currency transactions	9	(57)
Purchased option contracts	8,408	53,356
Written option contracts	240	83
Swap contracts	(108,142)	—
Forward currency contracts	7,760	9,606
Net increase (decrease) in net assets resulting from operations	1,012,168	(2,488,818)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(160,180)	(232,802)
Distributions from distributable earnings, Class I	(2,295,899)	(3,360,754)
Distributions from distributable earnings, Class A	(1,541)	(2,624)
Decrease in net assets from distributions to shareholders	(2,457,620)	(3,596,180)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	7,737,507	54,762,362
Shares issued in reinvestment of distributions	1,635,192	3,120,787
Payments for shares redeemed	(22,740,312)	(23,344,218)
Net increase (decrease) in net assets from capital share transactions	(13,367,613)	34,538,931
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,813,065)	28,453,933
NET ASSETS:
Beginning of period	134,881,925	106,427,992
End of period	$120,068,860	$134,881,925

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021		2020	2019		2018
Net asset value, beginning of period	$12.54		$13.11	$13.04		$12.92	$12.65		$13.06
Income (loss) from investment operations
Net investment income (loss)(a)	0.01		(0.08)	(0.01	)(b)	(0.05)	(0.03	)(b)	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		(0.42)	0.97		0.44	0.52		(0.01	)(b)
Total from investment operations	0.06		(0.50)	0.96		0.39	0.49		0.04
Less distributions
From net investment income	—		—	—		—	(0.06)		(0.09)
From net realized gains	—		(0.07)	(0.89)		(0.27)	(0.16)		(0.36)
Total distributions	—		(0.07)	(0.89)		(0.27)	(0.22)		(0.45)
Proceeds from redemption fees collected	—		—	—		—	—		0.00	(c)
Net asset value, end of period	$12.60		$12.54	$13.11		$13.04	$12.92		$12.65
Total return(d)	0.48	%(e)	(3.83%)	7.58%		3.07%	3.89%		0.31%
Net assets, end of period (in 000s)	$59,829		$77,866	$97,909		$98,715	$163,349		$222,309
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.52	%(g)	1.55%	1.64%		1.66%	1.94%		1.91%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.46	%(g)	1.49%	1.58%		1.63%	1.93%		1.90%
Net investment income (loss)	0.11	%(g)	(0.61%)	(0.08	%)(b)	(0.36%)	(0.20	%)(b)	0.41%
Portfolio turnover rate	91	%(e)	206%	300%		273%	419%		362%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.00%, 0.15%, 0.46% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.05%, 0.11%, 0.01%, 0.00% and 0.01% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.43%, 1.47%, 1.47%, 1.47% and 1.47% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.05		$13.60	$13.47	$13.32	$13.03	$13.46
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		(0.05)	0.02	(0.02)	0.01	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	0.04		(0.43)	1.00	0.45	0.54	0.01
Total from investment operations	0.07		(0.48)	1.02	0.43	0.55	0.06
Less distributions
From net investment income	—		—	—	(0.01)	(0.10)	(0.13)
From net realized gains	—		(0.07)	(0.89)	(0.27)	(0.16)	(0.36)
Total distributions	—		(0.07)	(0.89)	(0.28)	(0.26)	(0.49)
Proceeds from redemption fees collected	—		—	—	—	—	0.00 (b)
Net asset value, end of period	$13.12		$13.05	$13.60	$13.47	$13.32	$13.03
Total return(c)	0.54	%(d)	(3.55%)	7.87%	3.27%	4.21%	0.50%
Net assets, end of period (in 000s)	$1,333,884		$1,459,176	$1,449,309	$1,243,838	$1,546,542	$1,510,598
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.27	%(f)	1.30%	1.39%	1.41%	1.69%	1.66%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	1.21	%(f)	1.24%	1.33%	1.38%	1.68%	1.65%
Net investment income (loss)	0.40	%(f)	(0.41%)	0.16%	(0.13%)	0.06%	0.35%
Portfolio turnover rate	91	%(d)	206%	300%	273%	419%	362%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.00%, 0.15%, 0.46% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.05%, 0.11%, 0.01%, 0.00% and 0.01% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.19% (annualized), 1.18%, 1.22%, 1.22%, 1.22% and 1.22% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021		2020	2019		2018
Net asset value, beginning of period	$11.64		$12.26	$12.34		$12.34	$12.12		$12.54
Income (loss) from investment operations
Net investment loss(a)	(0.04	)(b)	(0.16)	(0.10	)(b)	(0.14)	(0.12	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.04		(0.39)	0.91		0.41	0.50		0.01
Total from investment operations	—		(0.55)	0.81		0.27	0.38		(0.06)
Less distributions
From net investment income	—		—	—		—	—		(0.00	)(c)
From net realized gains	—		(0.07)	(0.89)		(0.27)	(0.16)		(0.36)
Total distributions	—		(0.07)	(0.89)		(0.27)	(0.16)		(0.36)
Net asset value, end of period	$11.64		$11.64	$12.26		$12.34	$12.34		$12.12
Total return(d)(e)	0	%(f)	(4.51%)	6.77%		2.24%	3.11%		(0.45%)
Net assets, end of period (in 000s)	$10,739		$13,467	$18,043		$19,860	$19,050		$22,917
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.27	%(h)	2.30%	2.39%		2.41%	2.69%		2.66%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	2.21	%(h)	2.24%	2.33%		2.38%	2.68%		2.65%
Net investment loss	(0.63	%)(h)	(1.35%)	(0.85	%)(b)	(1.16%)	(0.94	%)(b)	(0.56%)
Portfolio turnover rate	91	%(f)	206%	300%		273%	419%		362%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.00%, 0.15%, 0.46% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.05%, 0.11%, 0.01%, 0.00% and 0.01% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.19% (annualized), 2.18%, 2.22%, 2.22%, 2.22% and 2.22% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021		2020	2019		2018
Net asset value, beginning of period	$12.52		$13.08	$13.01		$12.90	$12.63		$13.07
Income (loss) from investment operations
Net investment income (loss)(a)	0.01		(0.09)	—	(b)	(0.05)	(0.02	)(c)	— (b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.04		(0.40)	0.96		0.43	0.52		0.02
Total from investment operations	0.05		(0.49)	0.96		0.38	0.50		0.02
Less distributions
From net investment income	—		—	—		—	(0.07)		(0.10)
From net realized gains	—		(0.07)	(0.89)		(0.27)	(0.16)		(0.36)
Total distributions	—		(0.07)	(0.89)		(0.27)	(0.23)		(0.46)
Net asset value, end of period	$12.57		$12.52	$13.08		$13.01	$12.90		$12.63
Total return(d)(e)	0.40	%(f)	(3.77%)	7.60%		3.00%	3.94%		0.21%
Net assets, end of period (in 000s)	$39,506		$42,040	$32,624		$17,762	$18,341		$16,740
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.52	%(h)	1.55%	1.64%		1.66%	1.94%		1.91%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.46	%(h)	1.49%	1.58%		1.63%	1.93%		1.90%
Net investment income (loss)	0.16	%(h)	(0.74%)	(0.03	%)(c)	(0.40%)	(0.19	%)(c)	(0.01%)
Portfolio turnover rate	91	%(f)	206%	300%		273%	419%		362%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.00%, 0.15%, 0.46% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.05%, 0.11%, 0.01%, 0.00% and 0.01% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.43%, 1.47%, 1.47%, 1.47% and 1.47% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.84		$11.38	$9.97	$9.47	$9.46	$9.34
Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)(c)	(0.12)	(0.05)	0.01	0.07	0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	0.07		(0.42)	1.46	0.51	0.08	0.09
Total from investment operations	0.07		(0.54)	1.41	0.52	0.15	0.15
Less distributions
From net investment income	—		—	—	(0.02)	(0.14)	(0.03)
Total distributions	—		—	—	(0.02)	(0.14)	(0.03)
Proceeds from redemption fees collected	—		—	—	—	—	0.00 (b)
Net asset value, end of period	$10.91		$10.84	$11.38	$9.97	$9.47	$9.46
Total return(d)	0.65	%(e)	(4.75%)	14.14%	5.49%	1.60%	1.56%
Net assets, end of period (in 000s)	$4,442		$4,502	$10,116	$7,694	$30,423	$45,383
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.70	%(g)	1.78%	1.98%	2.11%	2.58%	2.59%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.71	%(g)	1.80%	1.89%	1.83%	2.18%	2.16%
Net investment income (loss)	(0.08	%)(g)	(1.08%)	(0.51%)	0.09%	0.70%	0.58%
Portfolio turnover rate	94	%(e)	217%	320%	397%	504%	421%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.01%, 0.13%, 0.46% and 0.44% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.10%, 0.19%, 0.01%, 0.03% and 0.03% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.95		$11.47	$10.05	$9.54	$9.53	$9.43
Income (loss) from investment operations
Net investment income (loss)(a)	0.01		(0.10)	(0.03)	0.02	0.09	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	0.08		(0.42)	1.48	0.53	0.09	0.12
Total from investment operations	0.09		(0.52)	1.45	0.55	0.18	0.16
Less distributions
From net investment income	—		—	(0.03)	(0.04)	(0.17)	(0.06)
Total distributions	—		—	(0.03)	(0.04)	(0.17)	(0.06)
Proceeds from redemption fees collected	—		—	—	—	—	0.00 (b)
Net asset value, end of period	$11.04		$10.95	$11.47	$10.05	$9.54	$9.53
Total return(c)	0.73	%(d)	(4.53%)	14.51%	5.83%	1.88%	1.69%
Net assets, end of period (in 000s)	$105,803		$107,038	$125,093	$99,069	$92,710	$103,001
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.45	%(f)	1.53%	1.73%	1.86%	2.33%	2.34%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	1.46	%(f)	1.55%	1.64%	1.58%	1.93%	1.91%
Net investment income (loss)	0.17	%(f)	(0.86%)	(0.24%)	0.20%	0.92%	0.46%
Portfolio turnover rate	94	%(d)	217%	320%	397%	504%	421%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.01%, 0.13%, 0.46% and 0.44% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.10%, 0.19%, 0.01%, 0.03% and 0.03% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$10.82		$11.36	$9.97	$9.46		$9.46	$9.35
Income (loss) from investment operations
Net investment income (loss)(a)	(0.01	)(c)	(0.15)	(0.06)	(0.00	)(b)	0.06	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	0.07		(0.39)	1.46	0.53		0.08	0.10
Total from investment operations	0.06		(0.54)	1.40	0.53		0.14	0.14
Less distributions
From net investment income	—		—	(0.01)	(0.02)		(0.14)	(0.03)
Total distributions	—		—	(0.01)	(0.02)		(0.14)	(0.03)
Net asset value, end of period	$10.88		$10.82	$11.36	$9.97		$9.46	$9.46
Total return(d)(f)	0.46	%(e)	(4.75%)	14.20%	5.62%		1.56%	1.49%
Net assets, end of period (in 000s)	$2,157		$2,301	$1,384	$347		$799	$701
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.70	%(h)	1.77%	2.00%	2.11%		2.58%	2.59%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.71	%(h)	1.79%	1.91%	1.83%		2.18%	2.16%
Net investment income (loss)	(0.10	%)(h)	(1.35%)	(0.59%)	0.02%		0.65%	0.41%
Portfolio turnover rate	94	%(e)	217%	320%	397%		504%	421%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(e)  Not annualized.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Dividend expense totaled 0.01% (annualized), 0.00%, 0.01%, 0.13%, 0.46% and 0.44% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.10%, 0.21%, 0.01%, 0.03% and 0.03% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019		2018
Net asset value, beginning of period	$9.73		$10.16	$9.64	$9.70	$9.77		$9.67
Income (loss) from investment operations
Net investment income(a)	0.16		0.16	0.22	0.24	0.31		0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.08)		(0.33)	0.54	(0.01)	(0.07)		0.12
Total from investment operations	0.08		(0.17)	0.76	0.23	0.24		0.32
Less distributions
From net investment income	(0.17)		(0.26)	(0.24)	(0.29)	(0.31)		(0.22)
Total distributions	(0.17)		(0.26)	(0.24)	(0.29)	(0.31)		(0.22)
Net asset value, end of period	$9.64		$9.73	$10.16	$9.64	$9.70		$9.77
Total return(b)	0.89	%(c)	(1.74%)	8.09%	2.46%	2.55%		3.21%
Net assets, end of period (in 000s)	$8,608		$9,072	$7,553	$3,673	$7,845		$9,533
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.59	%(e)	1.62%	1.77%	1.96%	2.10	%(f)	2.27%
Net expenses after advisory fees waived and expenses reimbursed(d)(g)	1.28	%(e)	1.32%	1.32%	1.35%	1.59	%(f)	1.95%
Net investment income	3.25	%(e)	1.58%	2.20%	2.48%	3.18	%(f)	2.09%
Portfolio turnover rate	46	%(c)	148%	147%	175%	221%		314%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.01%, 0.07%, 0.29% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.08%, 0.08%, 0.05%, 0.01% and 0.03% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)  Annualized.

(f)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class R shares. Prior to August 6, 2018, the expense limitation had been 1.50%.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.29% and 1.50% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019		2018
Net asset value, beginning of period	$9.69		$10.12	$9.60	$9.65	$9.73		$9.65
Income (loss) from investment operations
Net investment income(a)	0.17		0.18	0.24	0.26	0.34		0.23
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.08)		(0.33)	0.55	0.01 (b)	(0.08)		0.11
Total from investment operations	0.09		(0.15)	0.79	0.27	0.26		0.34
Less distributions
From net investment income	(0.19)		(0.28)	(0.27)	(0.32)	(0.34)		(0.26)
Total distributions	(0.19)		(0.28)	(0.27)	(0.32)	(0.34)		(0.26)
Net asset value, end of period	$9.59		$9.69	$10.12	$9.60	$9.65		$9.73
Total return(c)	0.91	%(d)	(1.51%)	8.29%	2.82%	2.70%		3.61%
Net assets, end of period (in 000s)	$111,395		$125,705	$98,777	$56,869	$49,795		$36,207
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.34	%(g)	1.37%	1.52%	1.71%	1.85	%(f)	2.02%
Net expenses after advisory fees waived and expenses reimbursed(e)(h)	1.03	%(g)	1.07%	1.07%	1.10%	1.32	%(f)	1.70%
Net investment income	3.49	%(g)	1.84%	2.44%	2.73%	3.51	%(f)	2.34%
Portfolio turnover rate	46	%(d)	148%	147%	175%	221%		314%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.01%, 0.07%, 0.29% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.08%, 0.08%, 0.05%, 0.01% and 0.03% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.98% for Class I shares. Prior to August 6, 2018, the expense limitation had been 1.25%.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 0.98%, 0.98%, 0.98%, 1.02% and 1.25% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019		2018
Net asset value, beginning of period	$9.69		$10.12	$9.60	$9.65	$9.73		$9.66
Income (loss) from investment operations
Net investment income(a)	0.15		0.16	0.22	0.23	0.31		0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.07)		(0.33)	0.54	0.01 (b)	(0.08)		0.14
Total from investment operations	0.08		(0.17)	0.76	0.24	0.23		0.31
Less distributions
From net investment income	(0.17)		(0.26)	(0.24)	(0.29)	(0.31)		(0.24)
Total distributions	(0.17)		(0.26)	(0.24)	(0.29)	(0.31)		(0.24)
Net asset value, end of period	$9.60		$9.69	$10.12	$9.60	$9.65		$9.73
Total return(c)(e)	0.89	%(d)	(1.76%)	8.02%	2.56%	2.45%		3.10%
Net assets, end of period (in 000s)	$66		$105	$97	$88	$121		$153
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.60	%(g)	1.62%	1.77%	1.96%	2.10	%(h)	2.27%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.29	%(g)	1.32%	1.32%	1.35%	1.58	%(h)	1.95%
Net investment income	3.21	%(g)	1.59%	2.21%	2.37%	3.24	%(h)	1.81%
Portfolio turnover rate	46	%(d)	148%	147%	175%	221%		314%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(d)  Not annualized.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(f)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.01%, 0.07%, 0.29% and 0.42% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.08%, 0.08%, 0.05%, 0.01% and 0.03% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class A shares. Prior to August 6, 2018, the expense limitation had been 1.50%.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.28% and 1.50% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements

November 30, 2022 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The three series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund") and the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund"), each a "Fund" and collectively the "Funds." The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Event-Driven Fund is a non-diversified series of the Trust. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of AltShares Trust, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	N/A	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	N/A	June 1, 2013

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing primarily in debt securities impacted by catalysts and events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations.

The Arbitrage Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Event-Driven Fund's and Credit Opportunities Fund's three classes of shares, Class R, Class I and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases

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at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference the London Interbank Offered Rate ("LIBOR") or another reference rate that are discontinued because of reference rate reform. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the Funds' financial statements.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published after 2021. The elimination of LIBOR, among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It's possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted, and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Management expects that the LIBOR transition will not have a material impact on the Funds' financial statements.

Effective August 19, 2022, the Funds are required to comply with new Securities and Exchange Commission ("SEC") regulations governing the use of derivatives by registered investment companies. Rule 18f-4 under the 1940 Act requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program ("DRMP") administered by a derivatives risk manager that is appointed by and overseen by the fund's board of trustees, and to comply with an outer limit on fund leverage risk based on value at risk, or "VaR." The Funds have established a DRMP and appointed a derivatives risk manager to administer the DRMP, consistent with Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund's ability to engage in derivatives transactions as part of its investment strategies. The rule also may not be effective to limit a Fund's risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund's derivatives

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

or other investments. Management expects that the implementation of this rule will not have a material impact on the Funds' financial statements.

Effective September 8, 2022, the Funds are required to comply with new SEC regulations that govern valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds' Board has designated the Adviser as each Fund's valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Adviser, subject to the Board's oversight. Management expects that the implementation of this rule will not have a material impact on the Funds' financial statements.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents, if available. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

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Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser's Pricing Committee, which is under the supervision of the Board. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2022, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Share Valuation — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statement of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, both short sales and swap contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statement of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of

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The Arbitrage Funds  Notes to Financial Statements (continued)

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companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Market Disruption Risks Related to COVID-19: The extent of the impact of the novel coronavirus ("COVID-19") outbreak on the financial performance of the Funds continues to depend on developments, including duration and spread of the outbreak, related public health advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund's ability to achieve its investment objective. If the financial markets and/or the overall economy continue to be impacted for an extended period of time, the Funds' results of operations may be materially adversely affected.

Market Disruption Risks Related to Russia-Ukraine Conflict: Russia's invasion of Ukraine in late February 2022, the resulting responses of various countries, the European Union and NATO to Russia's actions (including potential further sanctions), the potential for military escalation and other corresponding events, including potential retaliatory actions (including cyberattacks) by Russia, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impact may be particularly acute in certain sectors including, but not limited to, energy, financials, commodities, engineering and defense. This could negatively affect Fund performance and the value of an investment in the Funds, even beyond any direct investment exposure the Funds may have to Russian issuers or the adjoining geographic regions.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2022, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Schedule of Investments.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2022, the Funds entered into foreign currency exchange contracts to hedge currency risk.

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The Arbitrage Funds  Notes to Financial Statements (continued)

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Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2022, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

Swaps: The Funds may enter into swap transactions, such as interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR or the federal funds rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities. To help mitigate against default risk by the counterparties these agreements are reset monthly, with cashflows exchanged based on the change in the value of the underlying equity from either the opening price or the last reset price, netted against the interest leg of the swap.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund). Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

During the period ended November 30, 2022, the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund entered into swap agreements to gain efficient exposure to underlying equities.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2022, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$3,325,803	Unrealized depreciation on forward foreign currency exchange contracts	$9,516,523
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	21,851	Unrealized depreciation on swap contracts	3,029,326
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	1,132,425		—
Equity Contracts (written option contracts)		—	Written options, at value	0
		$4,480,079		$12,545,849

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$192,128	Unrealized depreciation on forward foreign currency exchange contracts	$587,838
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	4,546	Unrealized depreciation on swap contracts	222,001
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	73,380		—
Equity Contracts (written option contracts)		—	Written options, at value	0
		$270,054		$809,839
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,284	Unrealized depreciation on forward foreign currency exchange contracts	$1,597
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	108,142
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	377,200		—
		$384,484		$109,739

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

The effect of derivative instruments on the Funds' Statement of Operations for the period ended November 30, 2022, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$15,510,335	$(9,568,248)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	5,146,920	(3,007,623)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(694,059)	(1,577,694)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	(515,012)	(10,015)
		$19,448,184	$(14,163,580)

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$783,590	$(543,358)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	403,680	(217,455)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(81,346)	(126,350)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	(40,997)	(848)
		$1,064,927	$(888,011)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(10,848)	$7,760
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	230,140	(108,142)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	360,243	8,408
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	30,483	240
		$610,018	$(91,734)

Volume of derivative instruments held by the Funds during the period ended November 30, 2022, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$29,605,494
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(161,376,436)
Purchased Option Contracts	Contracts	15,037
Written Option Contracts	Contracts	(1,487)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$1,783,385
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(9,876,508)
Purchased Option Contracts	Contracts	1,007
Written Option Contracts	Contracts	(216)

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$7,173,290
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(134,709)
Purchased Option Contracts	Contracts	2,609
Written Option Contracts	Contracts	(24)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2022. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2022:

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$21,851	$(21,851)	$—	$—	$—	$—
Total	$21,851	$(21,851)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$3,029,326	$(21,851)	$3,007,475	$—	$—	$3,007,475
Total	$3,029,326	$(21,851)	$3,007,475	$—	$—	$3,007,475

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$4,546	$(4,546)	$—	$—	$—	$—
Total	$4,546	$(4,546)	$—	$—	$—	$—

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$222,001	$(4,546)	$217,455	$—	$—	$217,455
Total	$222,001	$(4,546)	$217,455	$—	$—	$217,455

Credit Opportunities Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$108,142	$—	$108,142	$—	$—	$108,142
Total	$108,142	$—	$108,142	$—	$—	$108,142

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2022, cash held by the Funds represented cash held at a third-party custodian.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2022. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2022, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$1,203,600,468	$94,109,990	$53,511,319
Sales and Maturities	1,516,211,499	118,374,681	90,602,214

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line") with State Street Bank and Trust Company (the "Custodian"). Borrowings under the Uncommitted Line are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. Such fees are included in the custodian bank and service fees on the Statements of Operations. Interest on the Uncommitted Line is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the federal funds rate plus 1.35% and (b) the overnight bank funding rate plus 1.35%. For purposes of calculating the effective interest rate, if the federal funds rate or the overnight bank funding rate shall be less than zero, then such rate shall be deemed to be zero.

For the six months ended November 30, 2022, the Event-Driven Fund and the Credit Opportunities Fund had average borrowings of $1,982,143 and $4,455,556, respectively, over a period of 28 days and 45 days, respectively, at a weighted average interest rate of 3.49% and 3.88%, respectively. Interest expense on the line of credit for the Event-Driven Fund and the Credit Opportunities Fund during the six months ended November 30, 2022 is shown as line of credit interest expense on the Statements of Operations. The Funds had no outstanding borrowings at November 30, 2022.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under each of the Investment Advisory Agreements, fees are computed and accrued daily and paid monthly. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million, and 1.00% on its average daily net assets in excess of $500 million. Effective November 1, 2019, the Event-Driven Fund pays the Adviser an annual fee of 1.10% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund pays the Adviser an annual fee of 0.95% on the first $250 million, 0.90% on the next $500 million, and 0.85% on its average daily net assets in excess of $750 million.

Under an Amended and Restated Expense Waiver and Reimbursement Agreement for each of Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below. The agreement remains in effect until September 30, 2023, unless terminated earlier by the Board.

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.23%
Class I	1.44%	1.44%	0.98%
Class C	2.44%	N/A	N/A
Class A	1.69%	1.69%	1.23%

The Adviser agreed not to charge the Arbitrage Fund an advisory fee on the portion of its assets invested in the Event-Driven Fund. This resulted in $453,359 of advisory fees being waived during the six months ended November 30, 2022.

For the six months ended November 30, 2022, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.00%, 1.11% and 0.64%, respectively.

The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any waived amount from a Fund pursuant to the Amended and Restated Expense Waiver and Reimbursement Agreements if such recapture does not cause the Fund to exceed the expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense limitation, and the recapture is done within three years after the date on which the expense was waived. During the six months ended November 30, 2022, the Adviser recaptured the following fees or expenses from the Event-Driven Fund. There were no amounts recaptured during the period ended November 30, 2022 for Credit Opportunities Fund.

Event-Driven Fund	Recaptured Amount
Class R	$152
Class I	3,824
Class A	81

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

As of November 30, 2022, the balances of waived expenses that are eligible for potential recapture for each Fund are as follows:

	Expiring May 31, 2023	Expiring May 31, 2024	Expiring May 31, 2025	Total
Event-Driven Fund
Class R	$72,562	$7,526	$—	$80,088
Class I	275,400	94,924	—	370,324
Class A	2,031	706	—	2,737
Credit Opportunities Fund
Class R	$46,492	$14,935	$27,491	$88,918
Class I	305,422	327,225	360,709	993,356
Class A	1,504	386	309	2,199

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2022, the Arbitrage Fund's Class R shares and Class A shares incurred $84,266 and $52,851 in distribution expenses, respectively, and Class C shares incurred $61,059 in distribution and shareholder support expenses, all of which were used to compensate broker-dealers. During the six months ended November 30, 2022, the Event-Driven Fund's Class R shares and Class A shares incurred $5,560 and $2,766 in distribution expenses, respectively, all of which were used to compensate broker-dealers. During the six months ended November 30, 2022, the Credit Opportunities Fund's Class R shares and Class A shares incurred $11,062 and $109 in distribution expenses, respectively, all of which were used to compensate broker-dealers.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

Chief Compliance Officer

The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Trust pays a portion of the CCO's compensation as approved by the Board of Trustees. Information related to the CCO Fees can be found in the Funds' Statements of Operations.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent and Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. RELATED PARTIES

The Adviser is a related party of the Funds and certain officers of the Trust are also officers of the Adviser. Fees payable to related parties are disclosed in Note 5 and accrued amounts are disclosed in the Statements of Operations.

7. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2022 follows:

Affiliated Issuer	Beginning Value as of May 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2022	Shares as of November 30, 2022	Dividend Income	Capital Gain Distributions
Water Island Event- Driven Fund	$72,394,803	$—	$—	$—	$528,429	$72,923,232	6,605,365	$—	$—

At November 30, 2022, Arbitrage Fund, an affiliated fund, owned 64.80% of Event-Driven Fund's shares.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	527,381	$6,627,935	1,682,625	$21,585,919
Shares issued in reinvestment of distributions	—	—	39,313	499,276
Payments for shares redeemed	(1,984,432)	(24,876,205)	(2,985,174)	(37,993,767)
Net decrease	(1,457,051)	$(18,248,270)	(1,263,236)	$(15,908,572)

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
Arbitrage Fund - Class I	Shares	Value	Shares	Value
Proceeds from shares sold	10,723,959	$140,052,925	33,994,762	$451,556,693
Shares issued in reinvestment of distributions	—	—	462,945	6,110,874
Payments for shares redeemed	(20,860,561)	(272,555,683)	(29,221,299)	(386,744,281)
Net increase/(decrease)	(10,136,602)	$(132,502,758)	5,236,408	$70,923,286
Arbitrage Fund - Class C
Proceeds from shares sold	8,260	$95,816	224,527	$2,685,087
Shares issued in reinvestment of distributions	—	—	6,547	77,389
Payments for shares redeemed	(242,768)	(2,822,688)	(546,088)	(6,468,684)
Net decrease	(234,508)	$(2,726,872)	(315,014)	$(3,706,208)
Arbitrage Fund - Class A
Proceeds from shares sold	370,107	$4,596,572	1,416,227	$18,133,435
Shares issued in reinvestment of distributions	—	—	9,966	126,265
Payments for shares redeemed	(585,202)	(7,307,780)	(561,906)	(7,150,839)
Net increase/(decrease)	(215,095)	$(2,711,208)	864,287	$11,108,861
Event-Driven Fund - Class R
Proceeds from shares sold	12,884	$139,507	72,562	$802,465
Payments for shares redeemed	(20,979)	(225,910)	(546,503)	(5,986,060)
Net decrease	(8,095)	$(86,403)	(473,941)	$(5,183,595)
Event-Driven Fund - Class I
Proceeds from shares sold	255,925	$2,796,660	1,162,749	$13,034,737
Payments for shares redeemed	(439,222)	(4,809,425)	(2,297,771)	(25,475,126)
Net decrease	(183,297)	$(2,012,765)	(1,135,022)	$(12,440,389)
Event-Driven Fund - Class A
Proceeds from shares sold	9,719	$105,657	264,682	$2,879,635
Payments for shares redeemed	(24,308)	(262,237)	(173,800)	(1,867,351)
Net increase/(decrease)	(14,589)	$(156,580)	90,882	$1,012,284
Credit Opportunities Fund - Class R
Proceeds from shares sold	71,731	$688,324	389,395	$3,924,678
Shares issued in reinvestment of distributions	16,713	160,180	23,145	232,547
Payments for shares redeemed	(127,362)	(1,222,379)	(223,471)	(2,237,808)
Net increase/(decrease)	(38,918)	$(373,875)	189,069	$1,919,417

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
Credit Opportunities Fund - Class I	Shares	Value	Shares	Value
Proceeds from shares sold	738,735	$7,049,183	5,052,483	$50,828,009
Shares issued in reinvestment of distributions	154,480	1,473,471	288,204	2,885,616
Payments for shares redeemed	(2,257,222)	(21,478,044)	(2,127,208)	(21,106,410)
Net increase/(decrease)	(1,364,007)	$(12,955,390)	3,213,479	$32,607,215
Credit Opportunities Fund - Class A
Proceeds from shares sold	—	$—	957	$9,675
Shares issued in reinvestment of distributions	162	1,541	262	2,624
Payments for shares redeemed	(4,162)	(39,889)	—	—
Net increase/(decrease)	(4,000)	$(38,348)	1,219	$12,299

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

11. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2022, if any, is net of fees retained by the securities lending agent and is reflected as securities lending income in the Statement of Operations. There were no securities on loan at November 30, 2022.

12. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, premium amortization, net operating losses, ordinary loss netting to reduce short-term capital gains, convertible bonds, non-deductible excise tax activity

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$1,019	$(1,019)
Event-Driven Fund	3,402,433	(3,402,433)
Credit Opportunities Fund	—	—

The tax character of dividends and distributions declared and paid during the years ended May 31, 2022 and May 31, 2021 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2022	$—	$8,434,675	$8,434,675
	5/31/2021	85,958,483	239	85,958,722
Event-Driven Fund	5/31/2022	$—	$—	$—
	5/31/2021	252,179	—	252,179
Credit Opportunities Fund	5/31/2022	$3,596,180	$—	$3,596,180
	5/31/2021	1,949,287	—	1,949,287

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Undistributed ordinary income	$700,765	$—	$442,320
Accumulated capital gains/losses	35,442,941	—	—
Unrealized appreciation/(depreciation)	(33,073,239)	(3,019,349)	(5,214,185)
Capital loss carryover and late year ordinary loss deferrals	—	(37,935,362)	(976,715)
Total distributable earnings (accumulated loss)	$3,070,467	$(40,954,711)	$(5,748,580)

As of November 30, 2022, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$34,134,055	$(104,528,045)	$(70,393,990)	$1,411,462,246
Event-Driven Fund	1,795,123	(9,343,250)	(7,548,127)	110,873,285
Credit Opportunities Fund	1,661,245	(8,022,005)	(6,360,760)	108,883,249

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2022 (Unaudited)

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to dividends related to short securities, swap mark to market, wash sales, convertible bonds, straddle loss deferrals, premium amortization, constructive gains and constructive sales adjustments, partnership basis adjustments and forward contracts mark to market.

Capital Losses

As of May 31, 2022, the Event-Driven Fund had $31,626,473 of short term and $5,295,181 of long term capital loss carryforwards and the Credit Opportunities Fund had $976,715 of short term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund utilized $2,713,682 of capital loss carryforwards during the year ended May 31, 2022.

Late Year Losses

The Event-Driven Fund elected to defer to the period ending May 31, 2022 losses in the amount of $1,013,708.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2022 (Unaudited)

As a shareholder of a mutual fund you incur two types of costs: transaction costs, including sales charges (loads) on some share classes, and operating expenses. Your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2022 (Unaudited)

	Beginning Account Value 06/01/2022	Ending Account Value 11/30/2022	Expense Ratio(a)	Expenses Paid During Period(b)
Arbitrage Fund
Class R
Actual	$1,000.00	$1,004.80	1.46%	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.46%	$7.38
Class I
Actual	$1,000.00	$1,005.40	1.21%	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	1.21%	$6.12
Class C
Actual	$1,000.00	$1,000.00	2.21%	$11.08
Hypothetical (5% return before expenses)	$1,000.00	$1,013.99	2.21%	$11.16
Class A
Actual	$1,000.00	$1,004.00	1.46%	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.46%	$7.38

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2022	Ending Account Value 11/30/2022	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Event-Driven Fund
Class R
Actual	$1,000.00	$1,006.50	1.71%	$8.60
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	1.71%	$8.64
Class I
Actual	$1,000.00	$1,007.30	1.46%	$7.35
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.46%	$7.38
Class A
Actual	$1,000.00	$1,004.60	1.71%	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	1.71%	$8.64

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2022 (Unaudited)

	Beginning Account Value 06/01/2022	Ending Account Value 11/30/2022	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,008.90	1.29%	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.29%	$6.53
Class I
Actual	$1,000.00	$1,009.10	1.04%	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.04%	$5.27
Class A
Actual	$1,000.00	$1,008.90	1.29%	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.29%	$6.53

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2022

The Arbitrage Funds  Additional Information

November 30, 2022 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-295-4485 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-800-295-4485 or on the SEC 's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available on the Funds' website at www.arbitragefunds.com/resources or upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 1, 2023

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 1, 2023